LOANS - Collateral Dependent Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 9,288,299	$ 9,900,970
Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	13,171	36,803
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	13,050	29,837
Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	6,973	3,269
Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	38	6,444
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	11,729	17,893
Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,431	5,055
Total Collateral
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	48,392	99,301
Commercial & industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	17,362	45,456
Commercial & industrial | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	13,171	30,961
Commercial & industrial | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	15	6,130
Commercial & industrial | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	833	2,608
Commercial & industrial | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	865
Commercial & industrial | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial & industrial | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,343	4,892
Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	203
Lease financing | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0
Lease financing | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0
Lease financing | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	203
Lease financing | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0
Lease financing | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0
Lease financing | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0
Commercial real estate-investor
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	6,784	27,282
Commercial real estate-investor | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-investor | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	6,362	20,212
Commercial real estate-investor | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	661
Commercial real estate-investor | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	5,537
Commercial real estate-investor | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	422	872
Commercial real estate-investor | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-owner
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	12,728	9,723
Commercial real estate-owner | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	5,842
Commercial real estate-owner | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	6,673	3,495
Commercial real estate-owner | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,937	0
Commercial real estate-owner | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	38	42
Commercial real estate-owner | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	80	344
Commercial real estate-owner | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	8,305	11,601
Residential real estate | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	8,305	11,601
Residential real estate | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	2,922	5,076
Home Equity Loan | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Home Equity Loan | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	2,922	5,076
Home Equity Loan | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	88	163
Installment | Business assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Equipment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Land
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0	0
Installment | Other Property
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 88	$ 163